REGULATORY FRAMEWORK (Details 1)	12 Months Ended
Dec. 31, 2022
C T B [Member]
IfrsStatementLineItems [Line Items]
Generator	CTB
Technology	CC
Capacity	280 MW
Applicable regime	Resolution No. 220/07
P E P E I V [Member]
IfrsStatementLineItems [Line Items]
Generator	PEPE IV
Technology	Wind
Capacity	63 MW
Applicable regime	MATER Res. No. 281/17
P E P E V I [Member]
IfrsStatementLineItems [Line Items]
Generator	PEPE VI
Technology	Wind
Capacity	94.5 MW
Applicable regime	MATER Res. No. 281/17